SHAREHOLDERS' DEFICIT (Details)	12 Months Ended
	Dec. 31, 2025 Vote Classes $ / shares shares	Dec. 31, 2024 $ / shares shares
SHAREHOLDERS’ DEFICIT [Abstract]
Preference shares, shares authorized (in Shares)	1,000,000	1,000,000
Preference shares, shares issued (in Shares)	0	0
Preference shares, shares outstanding (in Shares)	0	0
Voting rights per share (in Vote) | Vote	1
Number of Classes of Board of Directors (in Classes) | Classes	3
Tenure of board of directors	3 years
Number of Classes of Board of Directors Elected Each Year (in Classes) | Classes	1
Stock conversion basis percentage	20.00%
Class A Ordinary Shares [Member]
SHAREHOLDERS’ DEFICIT [Abstract]
Ordinary shares, shares authorized (in Shares)	479,000,000	479,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in Shares)	286,250	286,250
Ordinary shares, shares outstanding (in Shares)	286,250	286,250
Ordinary shares subject to possible redemption (in Shares)	8,625,000	8,625,000
Stock conversion ratio	1
Class B Ordinary Shares [Member]
SHAREHOLDERS’ DEFICIT [Abstract]
Ordinary shares, shares authorized (in Shares)	20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in Shares)	2,156,250	2,156,250
Ordinary shares, shares outstanding (in Shares)	2,156,250	2,156,250
Stock conversion ratio	1
Minimum [Member]
SHAREHOLDERS’ DEFICIT [Abstract]
Percentage of Holding Shares that are Entitled to Vote and Voted	50.00%